Share-Based Awards and Options - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, beginning of period (in shares)	1,532,000	3,530,000
Granted (in shares)	306,366	0	0
Forfeited (in shares)	(48,000)	(130,000)
Exercised (in shares)	(896,000)	(1,868,000)
Outstanding, end of period (in shares)	894,000	1,532,000	3,530,000
Options vested and exercisable (in shares)	618,000	1,450,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, Weighted Average Exercise Price, beginning of period (in dollars per share)	$ 20.36	$ 17.55
Granted, Weighted Average Exercise Price (in dollars per share)	35.78	0
Forfeited, Weighted Average Exercise Price (in dollars per share)	27.42	19.04
Exercised, Weighted Average Exercise Price (in dollars per share)	20.15	15.20
Outstanding, Weighted Average Exercise Price, end of period (in dollars per share)	25.47	20.36	$ 17.55
Options vested and exercisable, Weighted Average Exercise Price (in dollars per share)	$ 20.88	$ 20.42
Weighted-Average Remaining Contractual Term
Outstanding, Weighted Average Remaining Contractual Term	5 years 2 months 8 days	3 years 9 months 18 days	3 years 6 months
Options vested and exercisable, Weighted Average Remaining Contractual Term	3 years 6 months	3 years 7 months 6 days
Aggregate Intrinsic Value
Outstanding, Aggregate Intrinsic Value	$ 23.9	$ 21.3	$ 23.9
Options vested and exercisable, Aggregate Intrinsic Value	$ 19.4	$ 20.1